CONSOLIDATED BALANCE SHEET (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEET
Common shares issued (in shares)	738	732
Common shares outstanding (in shares)	738	732